Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance (in shares)	8,459,272	7,971,465	7,949,965
Stock issued for services	22,000	9,500	21,500
Shares issued for dividends paid		478,307
Balance (in shares)	8,481,272	8,459,272	7,971,465